Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Text Block]
Inventories consist of the following:

	As of March 31,
	2019		2018
Raw materials	Rs.	8,920	Rs.	7,294
Work-in-progress		7,201		7,175
Finished goods (includes stock-in-trade)		14,969		12,226
Packing materials, stores and spares		2,489		2,394
	Rs.	33,579	Rs.	29,089

Disclosure of detail information about of inventories recognized in consolidated income statement [Text Block]
Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2019		2018		2017
Raw materials, consumables and changes in finished goods and work in progress	Rs.	40,932	Rs.	32,410	Rs.	27,165
Inventory write-downs		4,016		2,946		3,085